Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Intangible Assets [Abstract]
Schedule of changes in intangible assets and goodwill

Total £m
Net book value at 1 April 2020	5,712
Exchange adjustments	(562)
Reclassification to held for sale (note 10)	(562)
Net book value at 1 April 2021	4,588
Exchange adjustments	223
Acquisition of WPD (note 37)	4,721
Net book value at 31 March 2022	9,532

Intangible assets and goodwill allocated by operation	See below for a summary of which operations our goodwill and indefinite-lived intangibles are allocated to:

2022
CGU or group of CGUs	£m
Goodwill:
National Grid Ventures Renewables	150
New England	1,510
New York	3,151
WPD[1]	4,721
Total goodwill	9,532

Indefinite-lived intangibles (regulatory licences related to WPD):
West Midlands	518
East Midlands	519
South Wales	257
South West	420
Total indefinite-lived intangibles	1,714
1.    This is a combination of the West Midlands, East Midlands, South Wales and South West CGUs, reflecting the level at which the goodwill is monitored.